Notes relating to the unaudited condensed consolidated interim statement of financial position - Prepaid expenses and Current financial assets (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Notes relating to the unaudited condensed consolidated interim statement of financial position
Prepaid expenses	€ 4,718	€ 2,338
Prepaid upfront reservation fee	2,500
Upfront reservation fee paid	700
Other prepayments	1,500
Other current financial assets
Financial assets	€ 197,982	€ 168,907
Maturity Term	6 months